Submission	Nov. 25, 2025
Submission [Line Items]
Central Index Key	0000074260
Registrant Name	Old Republic International Corporation
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A